Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
October 31, 2025
DGF-NPRT1-1225
1.809095.122
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Himalaya Shipping Ltd	488,053	3,748,602
Himalaya Shipping Ltd (United States) (a)	1,540,100	12,074,384

TOTAL BERMUDA		15,822,986
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	483,200	46,664,604
CANADA - 3.5%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Imperial Oil Ltd	373,200	33,008,064
Teekay Tankers Ltd Class A (a)	1,395,662	85,135,382
		118,143,446
Financials - 2.4%
Capital Markets - 2.4%
Brookfield Corp Class A (United States) (a)	5,263,100	242,365,755
TOTAL CANADA		360,509,201
DENMARK - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	196,400	9,713,944
GERMANY - 0.4%
Industrials - 0.1%
Electrical Equipment - 0.1%
Siemens Energy AG (b)	77,900	9,705,197
Information Technology - 0.3%
Software - 0.3%
SAP SE	100,400	26,111,282
TOTAL GERMANY		35,816,479
INDIA - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (c)	81,400	4,291,507
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	202,900	79,356,520
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd (a)	3,367,849	10,440,332
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	210,200	35,761,566
NORWAY - 0.6%
Financials - 0.0%
Financial Services - 0.0%
Bruton Ltd	1,628,340	6,848,215
Industrials - 0.6%
Marine Transportation - 0.6%
2020 Bulkers Ltd (d)	1,487,081	20,259,859
Stolt-Nielsen Ltd	1,084,900	36,415,925
		56,675,784
TOTAL NORWAY		63,523,999
TAIWAN - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	417,000	20,141,746
Taiwan Semiconductor Manufacturing Co Ltd ADR	765,780	230,063,286

TOTAL TAIWAN		250,205,032
UNITED KINGDOM - 1.5%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Vistry Group PLC (b)	2,502,800	21,180,834
Consumer Staples - 1.3%
Tobacco - 1.3%
British American Tobacco PLC	2,626,882	134,537,204
TOTAL UNITED KINGDOM		155,718,038
UNITED STATES - 88.9%
Communication Services - 11.4%
Interactive Media & Services - 10.5%
Alphabet Inc Class A	2,483,500	698,335,365
Match Group Inc	332,900	10,765,986
Meta Platforms Inc Class A	554,100	359,250,735
		1,068,352,086
Media - 0.4%
Comcast Corp Class A	1,237,542	34,446,982
New York Times Co/The Class A	182,100	10,377,879
		44,824,861
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	238,100	50,012,905
TOTAL COMMUNICATION SERVICES		1,163,189,852

Consumer Discretionary - 3.2%
Distributors - 0.3%
A-Mark Precious Metals Inc (a)	1,196,600	31,805,628
Diversified Consumer Services - 0.5%
Service Corp International/US	629,300	52,552,843
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings Inc	71,100	18,269,856
Marriott International Inc/MD Class A1	29,800	7,765,284
Starbucks Corp	900	72,783
Vail Resorts Inc (a)	303,100	44,958,823
Wyndham Hotels & Resorts Inc	56,400	4,141,452
		75,208,198
Household Durables - 1.7%
DR Horton Inc	82,000	12,224,560
PulteGroup Inc	76,900	9,218,003
Somnigroup International Inc	1,810,900	143,676,806
		165,119,369
TOTAL CONSUMER DISCRETIONARY		324,686,038

Consumer Staples - 2.3%
Beverages - 1.0%
Constellation Brands Inc Class A	234,000	30,742,920
Keurig Dr Pepper Inc	2,456,200	66,710,392
		97,453,312
Household Products - 0.2%
Reynolds Consumer Products Inc	1,179,400	28,824,536
Tobacco - 1.1%
Philip Morris International Inc	766,300	110,600,079
TOTAL CONSUMER STAPLES		236,877,927

Energy - 7.2%
Energy Equipment & Services - 1.2%
Archrock Inc	2,356,651	59,552,571
Kodiak Gas Services Inc	1,736,600	64,045,808
		123,598,379
Oil, Gas & Consumable Fuels - 6.0%
Cheniere Energy Inc	76,900	16,302,800
Core Natural Resources Inc	362,542	28,640,818
DHT Holdings Inc	1,819,500	24,162,960
Energy Transfer LP	5,492,900	92,445,507
Enterprise Products Partners LP	3,543,900	109,116,681
Exxon Mobil Corp	1,407,519	160,963,873
MPLX LP	1,296,800	65,825,568
Shell PLC ADR	1,464,400	109,712,848
		607,171,055
TOTAL ENERGY		730,769,434

Financials - 13.7%
Banks - 3.2%
Bank of America Corp	2,906,300	155,341,735
Wells Fargo & Co	1,920,883	167,059,195
		322,400,930
Capital Markets - 5.3%
Ares Capital Corp (a)	1,651,235	33,602,632
Blue Owl Capital Corp	12,151,350	158,210,577
Blue Owl Capital Inc Class A (a)	5,538,900	87,348,453
Cboe Global Markets Inc	317,800	78,064,392
Intercontinental Exchange Inc	387,400	56,672,746
Jefferies Financial Group Inc	473,500	25,015,005
KKR & Co Inc Class A	268,800	31,807,104
LPL Financial Holdings Inc	100,200	37,806,462
Raymond James Financial Inc	182,300	28,925,541
		537,452,912
Consumer Finance - 0.1%
FirstCash Holdings Inc	68,700	10,888,950
Financial Services - 3.5%
Apollo Global Management Inc	1,137,000	141,340,470
Mastercard Inc Class A	135,700	74,905,043
UWM Holdings Corp Class A (a)	3,796,400	21,373,732
Visa Inc Class A	359,616	122,535,556
		360,154,801
Insurance - 1.6%
Arthur J Gallagher & Co	133,000	33,182,170
Chubb Ltd	214,900	59,514,406
Marsh & McLennan Cos Inc	157,100	27,987,365
Travelers Companies Inc/The	149,100	40,051,242
		160,735,183
TOTAL FINANCIALS		1,391,632,776

Health Care - 5.9%
Health Care Equipment & Supplies - 0.1%
Baxter International Inc	527,900	9,750,313
Health Care Providers & Services - 1.9%
Cigna Group/The	197,100	48,173,211
Elevance Health Inc	25,500	8,088,600
Humana Inc	179,300	49,879,467
UnitedHealth Group Inc	255,203	87,167,137
		193,308,415
Life Sciences Tools & Services - 1.7%
Bruker Corp (a)	1,104,500	43,009,230
Danaher Corp	137,300	29,571,674
Thermo Fisher Scientific Inc	182,100	103,321,719
		175,902,623
Pharmaceuticals - 2.2%
Eli Lilly & Co	72,400	62,471,064
Merck & Co Inc	446,100	38,355,678
Royalty Pharma PLC Class A	3,188,600	119,700,044
		220,526,786
TOTAL HEALTH CARE		599,488,137

Industrials - 15.8%
Aerospace & Defense - 4.0%
Boeing Co (b)	1,515,140	304,573,443
GE Aerospace	149,337	46,137,666
General Dynamics Corp	21,000	7,242,900
Huntington Ingalls Industries Inc	133,600	43,021,872
		400,975,881
Air Freight & Logistics - 0.3%
United Parcel Service Inc Class B	286,600	27,633,972
Construction & Engineering - 1.6%
EMCOR Group Inc	209,700	141,711,066
Quanta Services Inc	48,500	21,782,805
		163,493,871
Electrical Equipment - 3.3%
GE Vernova Inc	343,333	200,897,872
Regal Rexnord Corp	188,600	26,571,853
Vertiv Holdings Co Class A	565,844	109,128,674
		336,598,399
Machinery - 3.9%
Allison Transmission Holdings Inc	1,666,445	137,565,035
Cummins Inc	97,000	42,454,960
PACCAR Inc	524,600	51,620,640
Westinghouse Air Brake Technologies Corp	826,500	168,969,660
		400,610,295
Professional Services - 2.6%
Paycom Software Inc	620,400	116,070,636
SS&C Technologies Holdings Inc	1,776,300	150,843,396
		266,914,032
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	40,000	10,283,600
TOTAL INDUSTRIALS		1,606,510,050

Information Technology - 24.8%
Electronic Equipment, Instruments & Components - 0.3%
Corning Inc	345,300	30,759,324
Vontier Corp	6,702	258,027
		31,017,351
Semiconductors & Semiconductor Equipment - 13.6%
Amkor Technology Inc	407,600	13,157,328
Broadcom Inc	817,100	302,024,673
Marvell Technology Inc	662,350	62,088,689
NVIDIA Corp	4,705,225	952,761,010
Teradyne Inc	211,800	38,496,768
		1,368,528,468
Software - 7.4%
Intuit Inc	41,800	27,903,590
Microsoft Corp	1,330,900	689,153,329
Salesforce Inc	134,500	35,025,145
		752,082,064
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc	483,968	130,850,428
Seagate Technology Holdings PLC	432,300	110,616,924
Western Digital Corp	758,000	113,859,180
		355,326,532
TOTAL INFORMATION TECHNOLOGY		2,506,954,415

Materials - 1.0%
Metals & Mining - 1.0%
Newmont Corp	445,000	36,031,649
Royal Gold Inc	402,200	70,300,538
		106,332,187
Real Estate - 2.4%
Health Care REITs - 1.0%
Ventas Inc	1,407,800	103,881,562
Real Estate Management & Development - 0.4%
St Joe Co/The (a)	712,200	40,438,716
Retail REITs - 0.3%
Simon Property Group Inc	187,700	32,990,152
Specialized REITs - 0.7%
Millrose Properties Inc Class A (a)	2,121,100	68,320,631
TOTAL REAL ESTATE		245,631,061

Utilities - 1.2%
Electric Utilities - 1.2%
Edison International	278,600	15,428,868
Exelon Corp	545,930	25,178,292
FirstEnergy Corp	226,800	10,394,244
NextEra Energy Inc	933,800	76,011,320
		127,012,724
TOTAL UNITED STATES		9,039,084,601
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (b)	2,152,500	44,690,599
TOTAL COMMON STOCKS (Cost $6,804,620,674)		10,151,599,408

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.18	10,290,266	10,292,324
Fidelity Securities Lending Cash Central Fund (e)(f)	4.18	142,548,077	142,562,332
TOTAL MONEY MARKET FUNDS (Cost $152,854,656)			152,854,656

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $6,957,475,330)	10,304,454,064
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(136,570,390)
NET ASSETS - 100.0%	10,167,883,674

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,291,507 or 0.0% of net assets.

(d)	Affiliated company.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $33,521,652.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,019,611	294,599,726	288,326,271	208,397	(742)	-	10,292,324	10,290,266	0.0%
Fidelity Securities Lending Cash Central Fund	101,632,686	926,172,828	885,243,182	187,703	-	-	142,562,332	142,548,077	0.6%
Total	105,652,297	1,220,772,554	1,173,569,453	396,100	(742)	-	152,854,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
2020 Bulkers Ltd	15,738,068	2,512,760	-	602,268	-	2,009,031	20,259,859	1,487,081
Total	15,738,068	2,512,760	-	602,268	-	2,009,031	20,259,859

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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